Derivatives (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 01, 2022	Mar. 01, 2019
Derivatives, Fair Value [Line Items]
Net broker receivables	$ 2.2	$ 1.0
Margin deposit assets	3.1	1.3
Increase (decrease) in variation margin deposits outstanding	(0.9)	$ (0.3)
Fair value of embedded derivative liability	$ 40.8
Convertible Preferred Units
Derivatives, Fair Value [Line Items]
Basis spread				2
Convertible Preferred Units | Scenario, Forecast
Derivatives, Fair Value [Line Items]
Reset rate			10.75%
Percentage below issue price			110.00%
Convertible Preferred Units | LIBOR | Scenario, Forecast
Derivatives, Fair Value [Line Items]
Basis spread			7.50